Related Parties (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party payables		$ 1,600,000				$ 2,000,000	$ 1,505,100
Number of option exercised						0	0
Stock price						$ 0.73	$ 0.73
Principal amount	$ 158,000
Term	18 months
Related party loan		$ 252,904				$ 368,904	$ 429,432
Repayments of Related Party Loan		(107,966)	$ (120,000)			(46,250)
Canfield [Member]
Number of option exercised							0
Stock price							$ 0.54
Principal amount							$ 276,550
Term							1 year
Related party loan							$ 197,849	$ 0
Repayments of Related Party Loan							(78,701)	0
Copa Di Vino Corporation [Member]
Proceeds from related party debt				$ 1,304,996	$ 612,030		808,418	1,089,390
Chief Executive Officer [Member]
Related party payables		$ 252,904				$ 429,432	368,904
Discover Development LLC [Member] | Copa Di Vino Corporation [Member]
Related party payables				992,710			108,426	353,445
Repayments of Related Party Loan				(419,602)	(474,165)		(808,418)	(634,390)
Monthly rent				15,000			14,500
Rent expenses, net				$ 119,500	107,250		$ 142,500	144,000
Lease expiration date				Jul. 01, 2025			Jul. 01, 2025
Interest expenses				$ 69,500	14,000		$ 38,300	0
Proceeds from related party debt				1,234,345	311,862		1,053,437	596,974
Drinx Tec Inc. [Member] | Copa Di Vino Corporation [Member]
Repayments of Related Party Loan				(125,000)
Proceeds from related party debt					125,000			$ 125,000
Administrative costs				$ 0	$ 493,000		$ 609,000